4 Discontinued operations (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities	£ (9,301)	£ (6,489)	£ (13,450)
Investing activities	2,574	(3,807)	9,042
Financing activities	3,084	18,733	(6,472)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities			(5,368)
Investing activities		(947)
Financing activities			(7)
Net cash flow from discontinued operations		£ (947)	£ (5,375)